Debt Schedule and Components of Debt (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Total Debt	$ 865,067,000	$ 840,276,000
Less Short-term Debt and Current Portion of Long-term Debt	67,054,000	22,130,000
Total Long-term Debt, Net of Current Portion	798,013,000	818,146,000
Discount amortization	4,122,000	4,433,000	4,078,000
Total Interest	72,734,000	72,086,000	72,690,000
Term Loan Facility, previously due July 2013 | Loans Payable
Debt Instrument [Line Items]
Total Debt	0	452,909,000
7.125% Senior Secured Notes, due April 2017 | Secured Debt
Debt Instrument [Line Items]
Total Debt	300,000,000	0
10.5% Senior Notes, due October 2017 | Senior Notes
Debt Instrument [Line Items]
Total Debt	294,503,000	293,676,000
Notional amount	300,000,000	300,000,000
Unamortized discount	(5,500,000)	(6,300,000)
Coupon interest	31,500,000	31,400,000	31,400,000
Discount amortization	800,000	800,000	700,000
Total Interest	32,300,000	32,200,000	32,100,000
Effective rate	11.00%	11.00%	11.00%
10.25% Senior Notes, due April 2019 | Senior Notes
Debt Instrument [Line Items]
Total Debt	200,000,000	0
3.375% Convertible Senior Notes, due June 2038 | Convertible Debt
Debt Instrument [Line Items]
Total Debt	67,054,000	90,180,000
Notional amount	68,300,000	95,900,000
Unamortized discount	(1,200,000)	(5,700,000)
Convertible senior notes carrying amount of equity component	30,100,000	30,100,000
Coupon interest	2,700,000	3,200,000	3,300,000
Discount amortization	3,200,000	3,700,000	3,400,000
Debt Instrument, Convertible, Interest Expense	5,900,000	6,900,000	6,700,000
Debt Instrument, Convertible, Effective Interest Rate	7.93%	7.93%	7.93%
7.375% Senior Notes, due April 2018 | Senior Notes
Debt Instrument [Line Items]
Total Debt	$ 3,510,000	$ 3,511,000